Acquisitions	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Acquisitions
Note 12: Acquisitions
Bank of the West
On December 20, 2021, we announced a definitive agreement with BNP Paribas to acquire 100
% of the outstanding shares of Bank of the West, including its subsidiaries. All regulatory approvals for the acquisition were received and the acquisition closed on February 1, 2023, for a cash purchase price of US$
13.8
billion. Bank of the West provides a broad range of banking products and services primarily in the Western and Midwestern parts of the U.S. The merger enables BMO’s market extension in Bank of the West’s primary markets, including California, and accelerates BMO’s commercial banking expansion. The acquisition has been reflected in our results this quarter as a business combination, in the U.S. P&C and BMO WM reporting segments.
As part of the acquisition, we acquired a 51% interest in its subsidiary CLAAS Financial Services, LLC which provides lease and loan financing to commercial entities acquiring agricultural equipment. The bank is the primary beneficiary of this LLC, and it is consolidated in our consolidated financial statements. We have recorded the ownership interests of the other partners in CLAAS Financial Services LLC as non-controlling interest in our Consolidated Balance Sheet.
We acquired intangible assets of
$2,892 million and goodwill of $10,495
million. Core-deposit and customer relationship intangible assets will be amortized to income over the period during which we believe the assets will benefit us, on an accelerated basis, over a period not to exceed
 15 years.
Goodwill consists largely of the synergy and economies of scale expected from the combined operations of BMO and Bank of the West. Goodwill is not deductible for tax purposes.

We recorded the assets acquired and liabilities assumed at fair value as at the date of acquisition, as shown in the table below. The purchase price allocation is subject to refinement as we finalize the valuation of the assets acquired.

(Canadian $ in millions)
February 1, 2023
Purchase consideration	18,382
Impact of forward contracts (1)	(269)
Net purchase consideration	18,113
Fair value of identifiable assets acquired
Securities	28,460
Loans
Residential mortgages	11,912
Consumer installment and other personal	20,268
Credit card	885
Business and government	43,418
Total loans	76,483
Other assets (2)	9,160
Intangible assets	2,892
Total fair value of identifiable assets acquired	116,995
Fair value of liabilities assumed
Deposits	91,711
Other liabilities (2)	17,650
Total fair value of identifiable liabilities assumed	109,361
Non-controlling interest	16
Goodwill	10,495
Net purchase consideration	18,113

(1)
To mitigate changes in the Canadian dollar equivalent of the purchase price between announcement and close, we entered into forward contracts, which qualified for hedge accounting. Changes in the fair value of these forward contracts of $269 million (after-tax) was accounted for as a reduction of the Canadian dollar equivalent of the purchase price.

(2)	The net deferred tax asset recorded in the opening balance sheet is $1,308 million.
  The purchase price allocation for Bank of the West is subject to refinement as we complete the valuation of the assets acquired and liabilities assumed.
The accounting for purchased loans, including the initial provision for credit losses, is discussed in Note 3.
For the three months ended April 30, 2023, Bank of the West contributed revenue of $1,072 million and net income of $153 million to our consolidated results. Net income of $153 million excludes the initial allowance for credit losses of $705 million ($517 million after-tax) and integration and acquisition related costs of $722 million ($545 million after-tax). If we assume the acquisition occurred on November 1, 2022 and the same fair values were applied, we estimate that our c ombined c
onsolidated year-to-date revenue and net income would have been $
16
billion
and $1.5
billion
, respectively.
Impact of Fair Value Management Actions
The fair value of fixed rate loans, securities and deposits is largely dependent on interest rates. As interest rates increased between announcement of the acquisition and close, the fair value of the acquired fixed rate instruments (in particular, loans, securities and deposits) decreased, resulting in higher goodwill on close as compared to our estimates on the announcement date. Conversely, the fair value of floating rate assets (liabilities) and non-maturity deposits approximates par. Changes in goodwill relative to our original assumptions announced on December 20, 2021 impacted capital ratios on close because goodwill is treated as a deduction from capital under OSFI Basel III rules.
Upon announcement of the agreement to acquire Bank of the West, we entered into pay fixed/receive float interest rate swaps and purchased a portfolio of matched duration U.S. Treasuries and other balance sheet instruments to economically hedge the impact of changes in interest rates on our capital ratios at close. We recorded net interest income and mark-to-market gains of $
5.7
 billion on these instruments, in interest income and non-interest revenue between December 20, 2021 and February 1, 2023, at which time the interest rate swaps were settled. The gains provided additional capital to offset the impact of higher goodwill on close.
On close, we placed the majority of these U.S. Treasuries and other balance sheet instruments, which were in an unrealized loss position, in fair value hedge relationships with new pay fixed/receive float interest rate swaps. The fair value hedges, coupled with other actions taken to manage our interest rate risk profile to its target position, crystallized a $5.7 billion loss on these instruments, which will be recognized as a reduction in interest income over their remaining life through accounting for the new fair value hedges. In the quarter, $
289
 million was recorded in our Consolidated Statement of Income as a reduction in interest, dividend and fee income – securities, related to the fair value hedge.
Conversely, the fair values of the loans, securities and deposits we acquired are below par. This discount will accrete to interest income in our Consolidated Statement of Income over the remaining term of these instruments. In the quarter, $
253 million and $140
 million related to these purchased loans and securities was recorded in our Consolidated Statement of Income in net-interest income. More information on the purchased loans is included in Note 3.
Leasing Solutions Canada Inc.
On February 1, 2023, we acquired Leasing Solutions Canada Inc. from BNP Paribas. The acquisition was reflected in our results in the second quarter of 2023 as a business combination, in the Canadian P&C reporting segment and was not material to the bank.

Radicle Group Inc.
On December 1, 2022, we completed the acquisition of Radicle Group Inc. (Radicle), a Calgary-based leader in sustainability advisory services and solutions, and technology-driven emissions measurement and management, for 1.2 million BMO common shares for a total value of $153 million plus cash consideration of $42 million. The acquisition was accounted for as a business combination, and the acquired business and corresponding goodwill are included in our BMO Capital Markets reporting segment.
As part of this acquisition, we acquired intangible assets of $61 million and goodwill of $89 million. The intangible assets are being amortized over 3 to 15 years. Goodwill related to this acquisition is not deductible for tax purposes.
The fair values of the assets acquired and liabilities assumed at the date of acquisition are as follows:

(Canadian $ in millions)
December 1, 2022
Goodwill and intangible assets	150
Other assets	85
Total assets	235
Liabilities	40
Purchase price	195
  The purchase price allocation for Radicle is subject to refinement as we complete the valuation of the assets acquired and liabilities assumed.
AIR MILES Reward Program
On March 10, 2023, we announced the signing of a purchase agreement to acquire the AIR MILES Reward Program (AIR MILES) business of LoyaltyOne Co., a subsidiary of Loyalty Ventures Inc. pursuant to a process under the
Companies Creditors Arrangement
Act. The transaction received Competition Bureau approval in Q2 and court approval in Q3 and is expected to close on June 1, 2023. The AIR MILES business will continue to operate separately as wholly-owned subsidiaries of BMO and form part of our Canadian P&C reporting segment. The impact of this acquisition is not expected to be material to the bank.